Segments - Additional Information (Details) - segment	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Segment Reporting [Abstract]
Number of reportable segment	1	1
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	srt:ChiefExecutiveOfficerMember	swmr:ChiefOperatingDecisionMakerMember
Segment Reporting, CODM, Profit (Loss) Measure, How Used, Description	The Company’s chief operating decision maker (“CODM”) is its Chief Executive Officer (Global) (following the management realignment described in Note 16, its President and Chief Executive Officer (U.S.)), who reviews financial information presented on a consolidated basis to assess performance and allocate resources. The CODM uses consolidated net loss, as reported on the Condensed Consolidated Statements of Operations and Comprehensive Loss, as the measure of segment profit or loss.	allocates resources based on cash resources and operating expense projections. The measure of segment assets is reported on the consolidated balance sheet as total assets.